S000006330 [Member] Average Annual Total Returns		12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended	310 Months Ended	378 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	4.34%	(0.33%)	1.35%
I Class
Prospectus [Line Items]
Average Annual Return, Percent		1.82%		(0.89%)	0.93%		5.09%
Performance Inception Date							Jun. 17, 1993
I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.79%)		(2.55%)	(0.63%)		2.86%
Performance Inception Date							Jun. 17, 1993
I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.06%		(1.33%)	0.07%		3.03%
Performance Inception Date							Jun. 17, 1993
N Class
Prospectus [Line Items]
Average Annual Return, Percent		1.62%		(1.09%)	0.68%	4.35%
Performance Inception Date						Mar. 01, 1999
Plan Class
Prospectus [Line Items]
Average Annual Return, Percent		1.77%	(1.74%)
Performance Inception Date			Feb. 28, 2020

[1]
The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non‑agency).